RELATED COMPANY	12 Months Ended
Mar. 31, 2011
RELATED COMPANY

Note 4          RELATED COMPANY

Due to the absence of domination/control, B.E.R.S. AD, Varna, Bulgaria was treated an associated company in the consolidated financial statements. GROUP Business Software AG's interest in B.E.R.S AD, with acquisition costs of 265,000.00 Euros, is 50%.

Associated Companies	Headquarters	Total Value	Debts	Sales Revenues	Annual Profit/Loss
		Assets
		3.31.11
		KUSD	KUSD	KUSD	KUSD

B.E.R.S. AD	Varna	186	59	379	-118